Basis of presentation of the unaudited interim condensed consolidated financial information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands				6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Mar. 20, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information [Line Items]
Net loss				R$ 14,000	R$ 57,500
Working capital deficit	R$ 363,600	R$ 350,900
Shareholders’ deficit	(176,337)	(157,203)		(176,337)	(102,267)	R$ (113,714)
Current debt obligations outstanding	3,200	11,000		3,200
Cash and cash equivalents	R$ 9,814	R$ 13,451		R$ 9,814	R$ 16,399	R$ 18,035
Unissued shares par value per share			R$ 0.00001
Bottom of range [member]
Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information [Line Items]
Reverse split of shares	10,032,710			10,032,710
Top of range [member]
Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information [Line Items]
Number of outstanding shares	100,326,678			100,326,678